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[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 30, 2002

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Income Trust
         Securities Act of 1933 Registration No. 33-2697
         Investment Company Act of 1940 File No. 811-4559
         CIK 0000787980
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Income Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use which is a foreign language translation of the English language prospectus noted below. The prospectus was filed electronically on May 28, 2002 (EDGAR accession number 0000912057-02-022103).

                                                        PROSPECTUS
            FUND                                        DATED MAY 30, 2002
            ----                                        ------------------
                                                               Spanish

            State Street Research
            Asset Allocation Fund                                X

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Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the
English language prospectus is a fair and accurate translation of the foreign language version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
INCOME TRUST


By:      /s/ Amy L. Simmons
         -----------------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company